Stockholders' Equity	3 Months Ended	12 Months Ended
	Oct. 31, 2016	Jul. 31, 2016
Equity [Abstract]
Stockholders' Equity

10. Stockholders’ Equity

Private Placements

In the October closing of the 2015 Private Placement Financing we received aggregate gross proceeds to us of $6.0 million. We did not engage a placement agent or investment banker to facilitate the Private Placement Financing.

During the fiscal year ended July 31, 2016, all of the Six-Month Warrants issued on the October Closing Date expired and the Five-Year Warrants issued on the October Closing Date were cancelled.

We also entered into a registration rights agreement with the Investors in the 2015 Private Placement Financing (the “Registration Rights Agreement”), pursuant to which we are obligated, upon request of the Investor in the October closing of the 2015 Private Placement Financing and subject to certain conditions, to file with the SEC as soon as practicable, but in any event within 60 days after receiving such applicable request, a registration statement on Form S-1 (the “2015 Resale Registration Statement”) to register the Purchase Shares and the Warrant Shares for resale under the Securities Act of 1933, as amended (the “Securities Act”) and other securities issued or issuable with respect to or in exchange for the Purchase Shares or Warrant Shares. We are obligated to use our commercially reasonable efforts to cause the 2015 Resale Registration Statement to be declared effective by the SEC as promptly as reasonably practicable after the filing of the Resale Registration Statement, but no monetary penalty or liquidated damages will be imposed upon the Company if the Registration Statement is not declared effective by the SEC.

Other Activity

On April 13, 2016, we entered into a two-year service agreement for general financial advisory services. In accordance with the agreement we issued 250,000 shares of common stock, with a value of $290,000. The value was capitalized to prepaid expense and is being amortized over the term of the agreement. During the three months ended October 31, 2016, we recognized $36,000 of expense related to these services.

7. Stockholders’ Equity

Preferred Stock

As of July 31, 2016, the Company’s Board of Directors is authorized to issue 5,000,000 shares of preferred stock with a par value of $0.01 per share, in one or more series. As of July 31, 2016 and 2015, there were no shares of preferred stock issued and outstanding.

Common Stock

As of July 31, 2016, 100,000,000 shares of common stock with a par value of $0.01 per share are authorized for issuance.

Private Placements

On October 23, 2015, we completed the initial closing of the Private Placement Financing pursuant to a securities purchase agreement (the “Securities Purchase Agreement”), providing for the issuance and sale by us to Franchise Brands, LLC (the “Investor”) of (i) an aggregate of 13,333,333 shares (collectively, the “Purchase Shares”) of our common stock (the “Common Stock”) at a purchase price of $0.45 per share, (ii) a warrant to purchase up to an aggregate of 6,666,666 shares of Common Stock with a term of five years (the “Five-Year Warrant”) and (iii) a warrant to purchase up to an aggregate of 8,666,666 shares of Common Stock with a term of six months and only exercisable for cash (the “Six-Month Warrant”), for aggregate gross proceeds to us of $6.0 million.

On November 23, 2015, we completed the second and final closing of the Private Placement Financing. We raised $2.0 million in this closing providing for the issuance to various investors (i) an aggregate of 4,444,439 Purchase Shares at a purchase price of $0.45 per share, (ii) Five-Year Warrants to purchase up to an aggregate of 2,222,217 shares of Common Stock (iii) Six-Month Warrants to purchase up to an aggregate of 2,820,670 shares of Common Stock (the “Six-Month Warrants,” together with the Five-Year Warrants, the “Warrants” and the shares issuable upon exercise of the Warrants, collectively, the “Warrant Shares”). We did not engage a placement agent or investment banker to facilitate the Private Placement Financing. We intend to use the aggregate net proceeds of the Private Placement Financing primarily for working capital and general corporate purposes.

During the fiscal year ended July 31, 2016, (i) all 2,820,670 of the Six-Month Warrants issued in the second and final closing were exercised, (ii) the Six-Month Warrants issued in the initial closing expired and (iii) the Five-Year Warrants issued in the initial closing were cancelled.

We offered the securities in the Private Placement Financing to the Company’s existing investors who previously purchased securities in our private placement financings in August and September of 2014 (the “Prior Financings”). Tom Lee, a member of our board of directors and a participant in the Prior Financings, together with certain of his affiliates, invested approximately $472,000 in the final closing of the Private Placement Financing on the same terms offered to the other Investors.

The Five-Year Warrants have a term of exercise equal to the earlier of (i) five years after their issuance date or (ii) the consummation of an Acquisition Event (as defined in the Five-Year Warrants). The Five-Year Warrants are subject to a broad-based anti-dilution adjustment in the event the Company issues shares of Common Stock without consideration or for consideration per share less than the exercise price in effect immediately prior to such issuance; provided however, that such adjustment does not apply to an Excluded Issuance (as such term is defined in the Five-Year Warrants). Additionally, the number of Warrant Shares issuable upon exercise of the Five-Year Warrants and the applicable exercise price therefore are subject to adjustment in the event of a stock dividend, stock split or combination as set forth in the Five-Year Warrants.

We also entered into a registration rights agreement with the Investors who participated in the Private Placement Financing (the “Registration Rights Agreement”), pursuant to which we will be obligated, upon request of Investors holding 75% of the Issuable Shares (as defined therein) and subject to certain conditions, to file with the Securities and Exchange Commission (the “Commission”) as soon as practicable, but in any event within 60 days after receiving such applicable request, a registration statement on Form S-1 (the “Resale Registration Statement”) to register the Purchase Shares and the Warrant Shares for resale under the Securities Act and other securities issued or issuable with respect to or in exchange for the Purchase Shares or Warrant Shares. We are obligated to use our commercially reasonable efforts to cause the Resale Registration Statement to be declared effective by the SEC as promptly as reasonably practicable after the filing of the Resale Registration Statement, but no monetary penalty or liquidated damages will be imposed upon the Company if the Registration Statement is not declared effective by the SEC.

During the fiscal year ended July 31, 2015, we issued a total of 10,086,025 shares of common stock and warrants to purchase 4,652,312 shares of common stock for gross proceeds of $7,493,000. After deducting fees of $92,000, the net proceeds to us were $7,401,000. The warrants issued have a five-year term, are exercisable immediately, and have exercise prices ranging from $0.01 to $0.75 per share. A fair value of $4,397,000 was estimated for the warrants using the Black-Sholes valuation method using a volatility of 133.74%, an interest rate of 1.50% and a dividend yield of zero. We determined that the warrants issued in connection with the private placements were equity instruments and did not represent derivative instruments.

Other Activity

During the fiscal year ended July 31, 2016, we issued 2,075,000 shares of common stock to employees, directors and officers for restricted stock units that vested, based on service and performance conditions. In addition, we entered into a two-year service agreement for general financial advisory services. In accordance with the agreement we issued 250,000 shares of common stock, with a value of $290,000. The value was capitalized to prepaid expense and is being amortized over the term of the agreement. During the fiscal year ended July 31, 2016, we recognized $43,000 of expense related to these services.

During the fiscal year ended July 31, 2015, we issued 1,715,000 shares of common stock to employees, directors and officers for restricted stock units that vested, based on service and performance conditions. In addition, we issued 250,000 shares of common stock, valued at $206,000 for investor relations services. The value was capitalized to prepaid expense and is being amortized over a one year term. For the years ended July 31, 2016 and 2015, we recognized $182,000 and $24,000, respectively, of expense related to these services.

Warrants

During the fiscal year ended July 31, 2016, we received $1,269,000 from the exercise of warrants issued in November 2015 to purchase 2,820,670 shares of our common stock. In addition, there was a net exercise on 78,000 warrants which resulted in the issuance of 41,178 shares of our common stock. As these warrants were net exercised, as permitted under the respective warrant agreement, we did not receive any cash proceeds. The warrants were issued in connection with a prior year private placement and were considered equity instruments.

During the fiscal year ended July 31, 2015, we received $4,000 from the exercise of warrants to purchase 413,332 shares of our common stock.

A summary of our warrant activity and related data is as follows:

Shares
Outstanding at July 31, 2014	849,012
Issued	4,652,312
Exercised	(413,332)
Expired	(52,836)
Outstanding at July 31, 2015	5,035,156
Issued	20,376,219
Exercised	(2,898,670)
Expired/Cancelled	(15,456,279)
Outstanding at July 31, 2016	7,056,426

The following table summarizes information related to warrants outstanding at July 31, 2016:

Expiration	Exercise
Date	Price	Shares
12/14/16	$3.61	25,000
12/24/16	$0.20	9,709
02/24/17	$1.00	100,000
09/17/17	$1.38	113,520
01/24/18	$0.83	375,000
08/29/19	$0.75	4,210,980
11/23/20	$0.45	2,222,217
		7,056,426

Restricted Stock Units

During the fiscal year ended July 31, 2016 and 2015, we issued 2,075,000 and 1,715,000 shares of common stock to employees and directors for restricted stock units that vested, based on performance and service conditions, respectively (See Note 8).

A summary of our restricted stock unit activity and related data is as follows:

Shares
Outstanding at July 31, 2014	4,825,000
Granted	600,000
Vested	(1,715,000)
Forfeited	(500,000)
Outstanding at July 31, 2015	3,210,000
Granted	1,272,500
Vested	(2,075,000)
Forfeited	(1,122,500)
Outstanding at July 31, 2016	1,285,000